Incentive Compensation Plans Incentive Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Equity-Based Compensation Expense
Equity-based compensation expense was recognized in the consolidated statements of operations as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Rental expenses	$—	$4,331	$5,149	$4,974
Cost of sales	11	719	1,008	978
Selling, general and administrative expenses	295	76,304	26,624	26,554
Pre-tax equity-based compensation expense	306	81,354	32,781	32,506
Less: Income tax benefit	(118)	(28,953)	(11,130)	(10,851)
Total equity-based compensation expense, net of tax	$188	$52,401	$21,651	$21,655

Weighted Average Assumptions, Profits Interest Units
The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Profits Interest Units (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Profits Interest Unit Activity
A summary of our Profits Interest Unit (“PIU”) activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands, except weighted average grant date fair value):

	Service-based	Performance-based	Total	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
PIU outstanding – November 4, 2011	—	—	—	$—
Granted	6,445	6,446	12,891	$1.24
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
PIU outstanding – December 31, 2011	6,445	6,446	12,891	$1.24	N/A	$15,985
PIU exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

Weighted Average Assumptions, Appreciation Rights
The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Appreciation Rights (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Appreciation Rights Activity
A summary of our Appreciation Rights activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands except exercise price and contractual term):

	Service-based	Performance-based	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Interests outstanding – November 4, 2011	—	—	—	$—
Granted	441	441	882	$5.00
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
Interests outstanding – December 31, 2011	441	441	882	$5.00	9.90	$—
Interests exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

Weighted Average Assumptions, Stock Options
The estimated fair values included the following weighted average assumptions (annualized percentages):

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Expected stock volatility	44.6%	44.4%	43.7%
Expected dividend yield	—	—	—
Risk-free interest rate	2.5%	2.6%	2.2%
Expected life (years)	6.2	6.2	6.2

Stock Option Activity
A summary of our stock option activity, and related information, for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – January 1, 2011	5,470	$39.20
Granted	757	$46.97
Exercised	(1,067)	$40.94
Forfeited/Expired	(290)	$40.35
Options outstanding – November 3, 2011	4,870	$39.96	6.75	$138,793
Cancelled	(3)	$71.32
Exercised upon closing of the Merger, November 4, 2011	(4,867)	$39.94
Options outstanding – December 31, 2011	—
Exercisable as of December 31, 2011	—

Restricted Stock Activity
The following table summarizes restricted stock activity for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor):

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Unvested shares – January 1, 2011	1,101	$37.41
Granted	712	$48.72
Vested and distributed	(272)	$45.47
Forfeited	(138)	$42.64
Unvested shares – November 3, 2011	1,403	$41.05
Cancelled	(388)	$46.92
Vested and distributed upon closing of the Merger, November 4, 2011	(1,015)	$38.81
Unvested shares - December 31, 2011	—